Income Tax (Tables)	12 Months Ended
Apr. 30, 2025
Major components of tax expense (income) [abstract]
Schedule of Provision for Income Taxes

A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rates to the provision for income taxes as shown in the consolidated statements of loss for the years ended April 30, 2025 and 2024 is as follows:

	For the year ended April 30,
	2025 ($)	2024 ($)
Net income (loss) before tax for the year	(5,308)	7,757
Statutory rates	27.00%	27.00%
Income tax at statutory rates	(1,433)	2,094

Reconciling items:
Non-deductible permanent differences and other	194	346
Change in unrecognized deferred income tax assets	1,585	(4,463)
Tax expense (recovery) for the year	346	(2,023)

Schedule of Deferred Tax Assets and Liabilities

The significant component of the Company's deferred tax assets and liabilities recognized are as follows:

	As at April 30, 2025 ($)	As at April 30, 2024 ($)
Deferred tax liabilities:
Excess of accounting value of short-term investments over tax value	—	(346)
Excess of accounting value of royalties over tax value	(3,513)	(1,642)
Other deferred tax liabilities	(51)	(191)

Deferred tax assets:
Non-capital losses carry-forward	3,082	1,089
Financing costs	482	1,090
Deferred income tax liabilities, net	—	—

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

The temporary differences for which deferred income tax assets are not recognized are as follows:

	As at April 30, 2025 ($)	As at April 30, 2024 ($)
Non-capital loss carry-forward	25	17
Financing costs	467	1,019
Other deferred tax assets	1,456	244
Unrecognized deferred income tax assets	1,948	1,280